EATON VANCE ASIAN SMALL COMPANIES FUND

Supplement to Prospectus dated January 1, 2008

1. The following replaces the third paragraph under "Management and Organization":

Ng Guan Mean and Christopher Darling act as co-portfolio managers of the Asian Portfolio (since March, 2008). Mr. Mean is a Portfolio Manager at Lloyd George in Singapore (since May, 2007). Previously, he was a portfolio manager at DBS Asset Management in Singapore (2006-2007) and an assistant investment manager at The Asia Life Assurance Society Limited (2000-2006). Mr. Darling is Director of Research of Lloyd George (since 2007). Previously, he was an equity salesperson at Fox, Pitt Kelton in London (2005-2006), an investment consultant (2004) and a portfolio manager at Lombard Odier, Darier, Hentsch in London (1995-2003).

March 27, 2008	ASCGCPS

EATON VANCE ASIAN SMALL COMPANIES FUND

Supplement to Statement of Additional Information dated January 1, 2008

1. The following replaces the information related to Asian Small Companies Portfolio in the tables in "Portfolio Managers" under "Investment Advisory and Administrative Services":

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts(1)	Paying a Performance Fee	Paying a Performance Fee(1)
Asian Small Companies Portfolio
Ng Guan Mean(2)
Registered Investment Companies	1	$ 190.5	0	$ 0
Other Pooled Investment Vehicles	1	$ 22.5	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Christopher Darling(2)
Registered Investment Companies(3)	2	$1,881.2	0	$ 0
Other Pooled Investment Vehicles	7	$ 421.1	3	$98.7
Other Accounts	2	$ 317.1	0	$ 0

(1)	In millions of dollars.
(2)	As of February 29, 2008.
(3)	The net assets of Eaton Vance Asian Small Companies Fund are included in the registered investment companies total.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Asian Small Companies Fund(1)
Ng Guan Mean	None	None
Christopher Darling	None	None

(1) As of February 29, 2008.

March 27, 2008